Accrued and Other Liabilities - Additional Information (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred revenue	€ 1,268,633	€ 939,358
Costs to be paid	411,725	440,010
Credits Regarding Free or Discounted Products or Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	925,200	660,100
Extended and Enhanced (Optic) Warranty Contracts [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	313,800	261,200
Related to EUV Upgrade [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	102,500	87,600
Costs to be paid	€ 124,000	€ 171,200